PROVISIONS AND CONTINGENT LIABILITIES - Provisions narrative (Details) $ in Millions, ₨ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PKR (₨)	Dec. 31, 2019 USD ($)
Disclosure of other provisions [line items]
Reversal of non-income tax provision	$ (81)	$ (55)		$ (153)
Pakistan Mobile Communications Limited
Disclosure of other provisions [line items]
Reversal of non-income tax provision		68	₨ 11.2
Pakistan Mobile Communications Limited | Selling, General, And Administrative Expense
Disclosure of other provisions [line items]
Reversal of non-income tax provision		$ 52	₨ 8.6